CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other operating expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure:
Other operating expense	$ 108.5	$ 137.0
Brazil
Disclosure:
Other operating expense	17.5
Discontinued operations - mining sites
Disclosure:
Other operating expense	35.6	28.7
Fairbanks Gold Mining, Inc.
Disclosure:
Other operating expense	$ 25.1	$ 37.9